Notes and Accounts Receivable, Net - Summary of Notes and Accounts Receivable, Net (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 201,313.9	$ 6,574.6	$ 229,755.9
Less: Loss allowance	(531.5)		(331.6)	$ (347.0)	$ (246.6)
Trade receivables [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	195,902.6		222,430.3
Trade receivables [member] | Amortized cost [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	196,434.1		222,761.9
Less: Loss allowance	(531.5)		(331.6)
Trade receivables [member] | FVTOCI [member]
Disclosure of information about of trade accounts and notes receivables [line items]
Notes and accounts receivable	$ 5,411.3		$ 7,325.6